Corporate Information	6 Months Ended
Jun. 30, 2023
Corporate Information
Corporate Information

1.Corporate Information

Lilium N.V. (“the Company”), together with its consolidated entities (“Lilium” or the “Group”), is a technology company in the field of urban air mobility and intends to make regional air mobility a reality. Since its founding, Lilium has primarily engaged in research and development of a proprietary electric Vertical Takeoff and Landing (eVTOL) jet (the “Lilium Jet”) for production and operation of a regional air mobility service as well as related services.

Lilium N.V. is a public company under Dutch law and is registered under the Dutch trade register number 82165874. Lilium N.V. has its activities exclusively in Germany. The registered headquarters is Claude-Dornier Str. 1, Geb. 335, 82234 Wessling, Germany. The Company is publicly listed and traded on Nasdaq under the symbols “LILM” for its Class A ordinary shares (“Class A shares”) and “LILMW” for its listed redeemable warrants (“Public Warrants”) since September 15, 2021.

The interim condensed consolidated financial statements of the Group, for the six month period ended June 30, 2023, were authorized for issue by the Company’s Board of Directors (“the Board”) on September 13, 2023.